UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGSOF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4643

VOLUMETRIC FUND, INC.
(Exact name of registrant as specified in charter)

87 Violet Drive
Pearl River, New York 10965
(Address of principal executive offices)--(Zip code)

Irene Zawitkowski
Chief Executive Officer

VOLUMETRIC FUND, INC.
87 Violet Drive
Pearl River, New York 10965

(Name and address of agent for service)

Registrant's telephone number, including area code: (845) 623-7637

Date of fiscal year end: December 31, 2020

Date of reporting period: September 30, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports wit the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

September 30, 2020

3

Volumetric Fund, Inc.

  Conservative Equity Growth Fund

Third Quarter

Report 2020

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Volumetric Fund’s (the “Fund”) shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund  at 800-541-3863 or info@volumetric.com.

However, you may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports and other communications by contacting the Fund at 800-541-3863 or info@volumetric.com.

To Our Shareholders:

Volumetric Fund’s net asset value (NAV) per share has declined 0.09% in 2020, as of September 30th. This includes an advance of 6.79% during the third quarter. Overall, as of September 30, 2020, our NAV closed at $21.39, up from the June 30, 2020, NAV of $20.03. Our cash and money market positions, at the end of the third quarter, were 20.3% and securities were 79.7%.

The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $368,299, as of September 30, 2020 (see Volumetric Index Table on page 2). This is equivalent to a 9.0% compounded annual growth rate since the Fund’s first full year of operation in 1979.

PORTFOLIO REVIEW (unaudited)

At the end of the third quarter we had 53 securities in our portfolio. The average security was up 54.4%, with 41 gainers and 12 losers. As of September 30, our best percentage gainer was Autodesk Inc., a software application firm, which more than doubled, with a 285.2% unrealized gain. Our worst percentage performer was MetLife Inc., which provides insurance and financial services to individual and institutional customers, with a 23.0% unrealized loss.

During the third quarter we purchased 9 stocks and sold 5 stocks, as indicated below. Also, positions in Amazon.com Inc. and Apple Inc. were trimmed during the quarter.

Purchases: Carlisle Companies Inc., Textron Inc., The Walt Disney Co., Packaging Corp of America, CF Industries Holdings Inc., Emerson Electric Co., Intel Corp., Boston Scientific Corp., and V F Corp.

Sales: Varian Medical Systems Inc., Nasdaq Inc., Broadridge Financial Solutions Inc., Textron Inc., Edward Lifesciences Corp.

Our most profitable sale of a stock, on a percentage basis, was Varian Medical Systems Inc. with a 33.7% gain. Conversely, our worst performing sale of a stock, on a percentage basis was Textron Inc. with a 4.4% loss.

TOP STOCK GAINERS (unaudited)

As of September 30, 2020, our ten greatest unrealized stock percentage gainers are listed below. See “Statement of Net Assets” on page 3 for details.

VOLUMETRIC INDEX TABLE (unaudited)

The following table shows the change in value at period end of a $10,000 investment in Volumetric Fund since its inception, January 1, 1979, as measured by the Volumetric Index.

Period Ending 12/31	Volumetric Index* $	Period Ending 12/31	Volumetric Index* $
9/30/2020	368,299	1998	134,918
2019	368,644	1997	121,987
2018	306,865	1996	103,189
2017	341,967	1995	89,336
2016	291,028	1994	76,104
2015	261,446	1993	77,839
2014	274,379	1992	76,311
2013	256,464	1991	68,902
2012	202,839	1990	50,963
2011	191,527	1989	53,743
2010	190,622	1988	46,349
2009	164,687	1987	38,637
2008	135,349	1986	39,225
2007	193,239	1985	36,524
2006	187,400	1984	27,696
2005	176,228	1983	25,963
2004	172,799	1982	21,876
2003	152,246	1981	18,712
2002	116,682	1980	15,991
2001	133,167	1979	11,630
2000	139,355	1978	10,000
1999	141,866

*The Volumetric Index indicates a $10,000 investment at inception. The Fund’s total return after expenses were deducted and dividend distributions were reinvested. The table does not reflect the deduction of taxes that a shareholder would pay on distributions.

PROXY VOTING INFORMATION

Information is available to shareholders who are interested in the Fund’s proxy voting record regarding its securities. This information is available without charge upon request. It may be obtained either by calling the Fund’s toll-free number, 800-541-3863, or by visiting the SEC’s website at www.sec.gov.

ANNUAL MEETING

The Fund’s annual meeting was held on September 16, 2020, shareholders elected all nine nominated directors for their respective terms. The Fund’s shareholders of record, as of the close of business on July 23, 2020, voted 1,077,285.2126 shares in favor and 1,452.3389 shares against or abstentions to approve this proposal. Furthermore, they approved BBD, LLP, as the Fund’s independent registered public accounting firm for calendar year 2020. The Fund’s shareholders of record, as of the close of business on July 23, 2020, voted 978,826.1692 shares in favor and 99,911.3823 shares against or abstentions to approve this proposal. Lastly, the shareholders approved the Amended and Restated Investment Advisory Agreement between Volumetric Advisers, Inc. and Volumetric Fund, Inc. The Fund’s shareholders of record, as of the close of business on July 23, 2020, voted 978,868.2345 shares in favor and 99,869.3170 shares against or abstentions to approve this proposal.

OTHER NEWS

“No Fee” Roth and Traditional IRAs are available at Volumetric Fund. You may be eligible to contribute $6,000 to your IRA or $7,000, if you are age 50 or over. Please check with your tax preparer before contributing. Also, you may be interested in transferring your 401(K) or other retirement accounts into Volumetric Fund.  As always, this may be a good time to review your beneficiary designations.

Volumetric Fund will declare its annual dividend and capital gain distribution in December. The date of record is scheduled for December 29, 2020, with the ex-dividend/reinvestment date of December 30, 2020 and the payment date of December 31, 2020.

Thank you for your trust and confidence. Please do not hesitate to contact us, if you have any questions.

October 7, 2020

Sincerely,

Irene J Zawitkowski    Jeffrey Gibs

Chair & CEO   President

VOLUMETRIC FUND, INC
STATEMENT OF NET ASSETS
September 30, 2020
(unaudited)

Equities: 79.7%

SHARES	COMPANY	VALUE
	Agricultural -- 1.2%	
9,200	Bunge Ltd	$ 420,440
		420,440
	Chemicals -- 6.5%	
2,400	Air Products & Chemicals Inc	714,864
12,000	CF Industries Holdings Inc	368,520
2,100	Ecolab Inc	419,664
7,300	FMC Corp	773,143
		2,276,191
	Computer Software -- 8.7%	
3,000	Autodesk Inc*	693,030
5,100	Cerner Corp	368,679
2,600	Microsoft Corp	546,858
3,700	Salesforce.com Inc*	929,884
2,900	Take Two Interactive Software Inc*	479,138
		3,017,589
	Computers and Semiconductors -- 7%	
3,600	Analog Devices Inc	420,264
6,400	Apple Inc	741,184
9,600	Applied Materials Inc	570,720
14,000	HP Inc	265,860
8,600	Intel Corp	445,308
		2,443,336
	Construction -- 3.1%	
6,200	Jacobs Engineering Group Inc	575,174
7,300	Owens Corning	502,313
		1,077,487
	Electrical Equipment -- 4.1%	
6,200	Ametek Inc	616,280
10,400	Boston Scientific Corp*	397,384
6,100	Emerson Electric Co	399,977
		1,413,641
	Electronic Services -- 5.7%	
2,500	Automatic Data Processing Inc	348,725
3,000	Fidelity National Information Services Inc	441,630
5,200	Paychex Inc	414,804
3,900	Visa Inc Class A	779,883
		1,985,042
	ETF (Exchange Traded Fund) -- 4.8%	
5,000	SPDR S&P 500 Trust	1,674,450
		1,674,450
	Financials -- 4.6%	
900	Blackrock Inc	507,195
8,800	E*Trade Financial Corp	440,440
8,500	MetLife Inc	315,945
4,800	Raymond James Financial	349,248
		1,612,828
	Food & Beverage -- 1.2%	
7,000	Mondelez Int'l Inc	402,150
		402,150
	Healthcare -- 4.5%	
7,300	Cardinal Health Inc	342,735
1,200	Cooper Companies Inc	404,544
2,900	Johnson & Johnson	431,752
4,500	Merck & Co	373,275
		1,552,306
	Industrial Conglomerates -- 4.4%	
3,300	Carlisle Companies Inc	$ 403,821
2,700	Honeywell International Inc	444,447
1,700	Roper Technologies Inc	671,687
		1,519,955
	Industrial Machinery -- 1.3%	
2,700	Stanley Black & Decker	437,940
		437,940
	Insurance -- 1.0%	
3,700	Allstate Corp	348,318
		348,318
	Materials -- 1.3%	
4,200	Packaging Corp of America	458,010
		458,010
	Media -- 1.1%	
3,119	The Walt Disney Co*	387,006
		387,006
	Personal Products -- 1.4%	
5,300	Church & Dwight Co Inc	496,663
		496,663
	Retail -- 4.5%	
250	Amazon.com Inc*	787,183
2,200	Costco Wholesale Corp	781,000
		1,568,183
	Services -- 6.0%	
350	Alphabet Inc - Class A*	512,960
5,900	Republic Services Inc	550,765
9,900	Waste Connections Inc	1,027,620
		2,091,345
	Textile - Apparel Clothing -- 1.3%	
6,300	V F Corp	442,575
		442,575
	Transportation -- 3.1%	
6,200	Expeditors Int'l of Washington Inc	561,224
12,500	Werner Enterprises Inc	524,875
		1,086,099
	Utilities -- 2.9%	
4,500	American Electric Power Company Inc	367,785
2,300	Atmos Energy Corp	219,857
5,200	Consolidated Edison Inc	404,560
		992,202
	TOTAL EQUITIES (Cost: $ 19,292,162)	**27,703,756**
	INVESTMENT COMPANY 19.9%	
	6,924,382 Shares -- Fidelity Investment Money Market Gov Portfolio - Class I, 0.01%** (Cost: $6,924,382)	6,924,382
	TOTAL INVESTMENTS (Cost: $26,216,544): 99.6%	34,628,138
	CASH EQUIVALENTS/RECEIVABLE: 0.4%	
	Cash	100,247
	Dividends and Interest Receivable	40,375
	TOTAL CASH EQUIVALENTS/ RECEIVABLES	**140,622**
	TOTAL ASSETS	**34,768,760**
	Less Liabilities:	-
	NET ASSETS 100.0%	**$ 34,768,760**
	VOLUMETRIC SHARES OUTSTANDING	**1,625,438**
	NET ASSET VALUE,OFFERING & REDEMPTION PRICE PER SHARE	**$21.39**

Legend - *Non-income producing security. ** Variable Rate Security. The rate presented is as of September 30, 2020.

Other Information - At September 30, 2020, the cost of investment securities for income tax purposes was $26,216,544. Net unrealized appreciation aggregated, $8,411,594, of which $8,770,515 related to appreciated investment securities and $358,923 related to depreciated investment securities. For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

Volumetric Fund, Inc.

87 Violet Drive

Pearl River, New York 10965

845-623-7637

800-541-FUND

Ticker: VOLMX

www.volumetric.com

info@volumetric.com

Investment Adviser and

Transfer Agent

Volumetric Advisers, Inc.

Pearl River, New York 10965

Custodian

US Bank, N.A.

Milwaukee, Wisconsin 53212

Independent Registered Public

Accounting Firm

BBD, LLP

Philadelphia, Pennsylvania 19103

Board of Directors

Jeffrey M. Gibs

Josef Haupl

Alexandre M. Olbrecht, Dr.

Cornelius O’Sullivan

Stephen J. Samitt

Allan A. Samuels

David L. Seidenberg

Raymond W. Sheridan

Irene J. Zawitkowski, Chair

Officers

Irene J. Zawitkowski

   Chair, CEO, Senior Portfolio Manager

Jeffrey M. Gibs

   President, Portfolio Co-Manager, CCO

Gabriel J. Gibs

   Chair Emeritus, Portfolio Co-Manager

Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation. If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc., as directed by the Board of Directors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•Level 1 – quoted prices in active markets for identical securities

•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of September 30, 2020, all of the securities held by the Fund were valued using Level 1 inputs. See the Fund’s Statement of Net Assets for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP. There were no transfers among Levels 1, 2 and 3 for quarter ending September 30, 2020. Transfers are recognized at the end of the reporting periods.

ITEM 2.CONTROLS AND PROCEDURES.

(a)The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act,

------------------------------------------------------------------------------------------------------------------------

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Volumetric Fund, Inc.

By /s/    Irene Zawitkowski                                          October 16, 2020

          ------------------------------------------                           ----------------------------

      Irene Zawitkowski, CEO                                         Date

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/    Irene Zawitkowski                                          October 16, 2020

          ------------------------------------------                           ----------------------------

      Irene Zawitkowski, CEO                                         Date

By /s/    Jeffrey Gibs                                                     October 16, 2020

          ------------------------------------------                           ----------------------------

      Jeffrey Gibs, President                                           Date